Average Annual Total Returns{- Fidelity Advisor® Series Small Cap Fund} - 11.30 Fidelity Advisor Series Small Cap Fund - PRO-09 - Fidelity Advisor® Series Small Cap Fund	Fidelity Advisor Series Small Cap Fund-Default Return Before Taxes Past 1 year	Fidelity Advisor Series Small Cap Fund-Default Return Before Taxes Past 5 years	Fidelity Advisor Series Small Cap Fund-Default Return Before Taxes Since Inception		Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions Past 1 year	Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions Past 5 years	Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions Since Inception		Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Series Small Cap Fund-Default After Taxes on Distributions and Sales Since Inception		RS002 Past 1 year	RS002 Past 5 years	RS002 Since Inception
Total	18.65%	10.93%	9.11%	[1]	17.57%	9.53%	7.80%	[1]	11.50%	8.35%	6.92%	[1]	19.96%	13.26%	10.33%	[1]

[1]	(a)From November 7, 2013